NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Due to related companies [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)	$ 12,502	¥ 79,459	¥ 75,306
Changes from financing cash flows	7,833	49,788	4,082
New leases
Foreign exchange movement
Interest expenses and dividends declared
Other changes	(19,437)	(123,537)	71
As of December 31, 2021	898	5,710	79,459
Due to the Shareholder [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)	1,125	7,149	7,097
Changes from financing cash flows	(1,125)	(7,149)	462
New leases
Foreign exchange movement			(410)
Interest expenses and dividends declared
Other changes	2,211	14,050
As of December 31, 2021	2,211	14,050	7,149
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)	559	3,550	1,238
Changes from financing cash flows	(254)	(1,613)	(1,849)
New leases	16	102	4,081
Foreign exchange movement
Interest expenses and dividends declared	24	150	80
Other changes
As of December 31, 2021	345	2,189	3,550
Interest-bearing loans and borrowings [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)	13,213	80,000	33,377
Changes from financing cash flows	(472)		50,000
New leases
Foreign exchange movement
Interest expenses and dividends declared	(626)		(3,377)
Other changes
As of December 31, 2021	12,115		80,000
Interest Bearing Loans And Borrowings 1 [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)		83,979
Changes from financing cash flows		(3,000)
New leases
Interest expenses and dividends declared		(3,979)
Other changes
As of December 31, 2021		77,000	83,979
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2021 (As adjusted)
Changes from financing cash flows	(771)	(4,900)
New leases
Interest expenses and dividends declared	1,565	9,948
Other changes
As of December 31, 2021	$ 794	¥ 5,048